Form 13F Report for the Calendar Year or Quarter Ended:              12/31/2002

Check here if Amendment [  ]; Amendment Number:     ____
    This Amendment (check only one):                [  ] is a restatement
                                                    [  ] adds new holdings
                                                         entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James Foglesong, Chief Financial Officer              Michigan City, IN
--------------------------------------------              -----------------
                                                                Place

1/17/2003
---------
Date

Report Type (check only one):

                                             [ X ] 13F Holdings Report
                                                       [  ] 13F Notice
                                           [ ]  13F Combination Report

List of Other Managers Reporting
for this Manager:                         Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                   1

Form 13F Information Table Entry Total:                             96

Form 13F Information Table Value Total:                    $52,733,269


List of Other Included Managers:       Horizon Trust & Investment Management


                                                                                                    INVESTMENT DIRECTION (6)
                                                                                        SHARES/PV   ------------------------
                NAME OF ISSUER (1)          TYPE (2)       CUSIP (3)     MARKET (4)        (5)      SOLE      SHARED   NONE

AOL Time Warner                             Equity          00184A105       387983        29617     11517      17140     960
Abbott Laboratories                         Equity          2824100        1227280        30682     15795      11732    3155
ADR Abbey Natl PLC 7.25% Pfd                Preferred Stock 2920502         235520         9200       800       5200    3200
Alcoa Inc Com Stk                           Equity          13817101        221877         9740      3995       5175     570

America Movil - ADR Series L                Equity          02364W105       430800        30000         0          0   30000
American Express Company                    Equity          25816109        325149         9198         0       8593     605
American International Group Inc            Equity          26874107       1108637        19164      7416       9874    1874
Amgen Inc                                   Equity          31162100        233241         4825      1030       3295     500
Anadarko Petroleum Corp                     Equity          32511107        290753         6070      3050       2935      85

Bac Cap Trust III 7.00% PFD                 Preferred Stock 05518E202       416806        15640      3200      12440       0
BP Amoco PLC, ADR's                         Equity          55622104       1569253        38604     20068      17208    1328
Bellsouth Corp                              Equity          79860102        874742        33813     18025      12180    3608
Berkshire Hathaway Inc Del Cl A             Equity          84670108        509250            7         0          6       1
Berkshire Hathaway, Inc. Cl B               Equity          84670207        666325          275         6        251      18
Best Buy Inc                                Equity          86516101        303083        12550      7795       4005     750
Bluegreen Corp                              Equity          96231105        342927        97700         0          0   97700
Boeing Company                              Equity          97023105        300308         9103      3875       4018    1210
Bristol Myers Squibb CO.                    Equity          110122108       434641        18775      6525       9884    2366

Cardinal Health Inc                         Equity          14149Y108       440137         7436      3075       3861     500
Carnival Corp                               Equity          143658102       208308         8349      2129       6160      60
Cendant Corp.                               Equity          151313103       200797        19160      8410      10650     100
ChevronTexaco Corp                          Equity          166764100       299426         4504      1600       1611    1293

Cisco Systems Inc                           Equity          17275R102      1188327        90712     26808      59632    4272
Citigroup, Inc.                             Equity          172967101      1201985        34157     16167      15097    2893
Coca-Cola Company                           Equity          191216100       821079        18729      4685      11182    2862
Concord Efs, Inc.                           Equity          206197105       230591        14650      5750       8900       0
Continental Airlines Cl B                   Equity          210795308       159500        22000         0          0   22000
Corning Inc Com                             Equity          219350105        81055        24488      5484      18404     600
Cytyc                                       Equity          232946103       438600        43000         0          0   43000

DNP Select Income Fund Inc.                 Equity          23325P104      2610066       263643     91775     155243   16625
DELL Computer Corp                          Equity          247025109       573653        21453      6688      14220     545
Disney                                      Equity          254687106       297185        18221      4800      12246    1175
Du Pont DE Nemours                          Equity          263534109       486582        11476      6901       3976     599
EMC Corporation                             Equity          268648102       257125        41877     12045      28760    1072
Epoch Pharmaceuticals Inc                   Equity          294273107        30000        20000         0          0   20000

Exxon Mobil Corp                            Equity          30231G102      1126431        32239      9532      18396    4311
Federal-Mogul Corporation                   Equity          313549107         4400        20000         0          0   20000

Fedex Corporation                           Equity          31428X106       256461         4730      1085       2895     750
Furrs Bishops Inc                           Equity          361115603         1875        12500         0          0   12500
General Electric Company                    Equity          369604103      2322747        95390     38761      47161    9468

                                                                            VOTING AUTHORITY (8)
                                                OTHER             -----------------------------------
                NAME OF ISSUER (1)            MANAGERS (7)        SOLE           SHARED         OTHER

AOL Time Warner                                                    6055               0        23562
Abbott Laboratories                                                4150               0        26532
ADR Abbey Natl PLC 7.25% Pfd                                          0               0         9200
Alcoa Inc Com Stk                                                   975               0         8765

America Movil - ADR Series L                                          0               0        30000
American Express Company                                              0               0         9198
American International Group Inc                                   1550               0        17614
Amgen Inc                                                           344               0         4481
Anadarko Petroleum Corp                                             650               0         5420

Bac Cap Trust III 7.00% PFD                                        2640               0        13000
BP Amoco PLC, ADR's                                                3000               0        35604
Bellsouth Corp                                                     6775               0        27038
Berkshire Hathaway Inc Del Cl A                                       0               0            7
Berkshire Hathaway, Inc. Cl B                                         2               0          273
Best Buy Inc                                                       1795               0        10755
Bluegreen Corp                                                        0               0        97700
Boeing Company                                                      300               0         8803
Bristol Myers Squibb CO.                                           2970             100        15705

Cardinal Health Inc                                                1250             100         6086
Carnival Corp                                                       500               0         7849
Cendant Corp.                                                      2350               0        16810
ChevronTexaco Corp                                                  535               0         3969

Cisco Systems Inc                                                 13530             300        76882
Citigroup, Inc.                                                    6422               0        27735
Coca-Cola Company                                                  1500             150        17079
Concord Efs, Inc.                                                   850               0        13800
Continental Airlines Cl B                                             0               0        22000
Corning Inc Com                                                    2950              75        21463
Cytyc                                                                 0               0        43000

DNP Select Income Fund Inc.                                       43117               0       220526
DELL Computer Corp                                                 1780             600        19073
Disney                                                             1100               0        17121
Du Pont DE Nemours                                                 2434             100         8942
EMC Corporation                                                    6745              50        35082
Epoch Pharmaceuticals Inc                                             0               0        20000

Exxon Mobil Corp                                                   1810               0        30429
Federal-Mogul Corporation                                             0               0        20000

Fedex Corporation                                                   350               0         4380
Furrs Bishops Inc                                                     0               0        12500
General Electric Company                                          15330             100        79960


                                                                                                    INVESTMENT DIRECTION (6)
                                                                                        SHARES/PV   ------------------------
                NAME OF ISSUER (1)          TYPE (2)       CUSIP (3)     MARKET (4)        (5)      SOLE      SHARED   NONE


General Electric Cap Corp 6.10% Pfd         Preferred Stock 369622519       314960        12400      2200      10200       0
Harley-Davidson                             Equity          412822108       443843         9607      4707       4515     385
Home Depot Incorporated                     Equity          437076102       364696        15183      6650       7650     883
Illinois Tool Works Inc                     Equity          452308109       433589         6685       100       6085     500
Intel Corp                                  Equity          458140100       935134        60060      9030      21040   29990
International Business Machines Corp        Equity          459200101       501193         6467       445       5365     657
iShares S&P 500 BARRA Value Index Fund      Equity          464287408      1209616        28111     15410      12701       0
iShares MSCI EAFE Index Fund                Equity          464287465       297030         3000      1500       1500       0
iShares S&P Mid Cap 400 BARRA Value         Equity          464287705       203975         2550      2000        550       0
iShares Dow Jones US Financial Sector       Equity          464287788       272840         4000      1550       2450       0
iShares S&P Small Cap 600 BARRA Growth      Equity          464287887       301795         4638      2715       1923       0
Johnson & Johnson                           Equity          478160104      1184306        22050      6700       8750    6600
Kla-Tencor Corp                             Equity          482480100       291803         8250      4950       3225      75
Kimberly Clark                              Equity          494368103       870125        18330      6882       8139    3309
Eli Lilly & Company                         Equity          532457108       262763         4138      1158       1290    1690
Lincoln National Corporation                Equity          534187109       234639         7430      1700       3600    2130
Lowes Companies Inc                         Equity          548661107       834938        22265      9130      12535     600
Lucent Technologies Inc                     Equity          549463107        51543        40907      8085      29800    3022
MBNA Corporation                            Equity          55262L100      1590757        83636     37204      44624    1808
Malaysia Fund                               Equity          560905101        77000        20000      4500          0   15500
Medtronic Inc                               Equity          585055106       595126        13051      4050       6915    2086
Merck & CO., Inc                            Equity          589331107      1270442        22442      5188      12938    4316
Microsoft Corporation                       Equity          594918104      1963618        37981      7826      19795   10360
Millenium Pharmaceuticals Inc               Equity          599902103       161182        20300         0        300   20000
Morgan Stanley Dean Witter & CO.            Equity          617446448       648580        16247      6130       9937     180
Motorola Inc                                Equity          620076109       128418        14846      4500       5016    5330
NTN Communications Inc                      Equity          629410309        15600        13000         0          0   13000
Nanophase Technologies Corp                 Equity          630079101       338400       120000         0          0  120000

Nisource Inc                                Equity          65473P105       307380        15369         0      15369       0
Nokia Corp ADR                              Equity          654902204      1082086        69812     25419      41118    3275
Northern Trust Corp                         Equity          665859104      1491167        42544     12064      18140   12340
Pepsico Inc                                 Equity          713448108       318128         7535      1250       4285    2000
Pfizer Inc.                                 Equity          717081103       868035        28395      8592      14243    5560
Philip Morris Companies, Inc                Equity          718154107      1040567        25674     10770      12140    2764
Royal Dutch Petroleum                       Equity          780257804       289432         6575      4700       1575     300

SBC Communications                          Equity          78387G103      1155564        42625     19047      17187    6391
Sara Lee Corp                               Equity          803111103       296457        13170      8650       4520       0
Schering Plough Corporation                 Equity          806605101       414030        18650     11500       7150       0
Schlumberger Ltd                            Equity          806857108       225434         5356      1763       3020     573
Solectron Corp                              Equity          834182107        79982        22530      7430      14560     540

street Tracks Dow Jones US Small Cap Value  Equity          86330E406       339197         2848      1316       1532       0
Sun Microsystems                            Equity          866810104        94839        30495      4630      16865    9000
Teradyne Inc.                               Equity          880770102       137581        10575      1705       8520     350
Teva Pharmaceutical Inds Ltd                Equity          881624209       353282         9150      3000       6150       0


                                                                                    VOTING AUTHORITY (8)
                                                        OTHER             -----------------------------------
                NAME OF ISSUER (1)                    MANAGERS (7)        SOLE           SHARED         OTHER


General Electric Cap Corp 6.10% Pfd                                         400               0        12000
Harley-Davidson                                                            1035               0         8572
Home Depot Incorporated                                                    1500               0        13683
Illinois Tool Works Inc                                                      85             100         6500
Intel Corp                                                                 2760             400        56900
International Business Machines Corp                                        200               0         6267
iShares S&P 500 BARRA Value Index Fund                                     6050               0        22061
iShares MSCI EAFE Index Fund                                               1500               0         1500
iShares S&P Mid Cap 400 BARRA Value                                        1350               0         1200
iShares Dow Jones US Financial Sector                                       700               0         3300
iShares S&P Small Cap 600 BARRA Growth                                     2170               0         2468
Johnson & Johnson                                                          1450               0        20600
Kla-Tencor Corp                                                            1550               0         6700
Kimberly Clark                                                             3327               0        15003
Eli Lilly & Company                                                         650               0         3488
Lincoln National Corporation                                                  0               0         7430
Lowes Companies Inc                                                        3960               0        18305
Lucent Technologies Inc                                                    4325             150        36432
MBNA Corporation                                                          13330             375        69931
Malaysia Fund                                                                 0               0        20000
Medtronic Inc                                                               820               0        12231
Merck & CO., Inc                                                           1988              50        20404
Microsoft Corporation                                                      3715               0        34266
Millenium Pharmaceuticals Inc                                                 0               0        20300
Morgan Stanley Dean Witter & CO.                                           1300               0        14947
Motorola Inc                                                               2043               0        12803
NTN Communications Inc                                                        0               0        13000
Nanophase Technologies Corp                                                   0               0       120000

Nisource Inc                                                                  0               0        15369
Nokia Corp ADR                                                             7570             325        61917
Northern Trust Corp                                                        4750             300        37494
Pepsico Inc                                                                3000               0         4535
Pfizer Inc.                                                                2715             100        25580
Philip Morris Companies, Inc                                               1150               0        24524
Royal Dutch Petroleum                                                       100               0         6475

SBC Communications                                                         6129               0        36496
Sara Lee Corp                                                              2500               0        10670
Schering Plough Corporation                                                4000               0        14650
Schlumberger Ltd                                                            975               0         4381
Solectron Corp                                                             3910             150        18470

street Tracks Dow Jones US Small Cap Value                                  916               0         1932
Sun Microsystems                                                           1500             100        28895
Teradyne Inc.                                                              1205               0         9370
Teva Pharmaceutical Inds Ltd                                               1850               0         7300


                                                                                                    INVESTMENT DIRECTION (6)
                                                                                        SHARES/PV   ------------------------
                NAME OF ISSUER (1)          TYPE (2)       CUSIP (3)     MARKET (4)        (5)      SOLE      SHARED   NONE

Texas Instruments Inc                       Equity          882508104       169013        11260      4500       5800     960
Thai Fund, Inc.                             Equity          882904105        36241        10414         0          0   10414
Tyco International Ltd.                     Equity          902124106       536739        31425      9245      20745    1435
Ultralife Batteries Inc                     Equity          903899102       185000        50000         0          0   50000
Vectren Corp                                Equity          92240G101       269238        11706      8194       3512       0
Verizon Communications                      Equity          92343V104       493210        12728      6059       3818    2851
Wal-Mart Stores Inc                         Equity          931142103       664510        13156      3775       8506     875
Walgreen CO                                 Equity          931422109      1872013        64132     17058      22709   24365
Wellpoint Health Networks Inc Class A       Equity          94973H108       325770         4578      1578       3000       0
Wells Fargo & CO New                        Equity          949746101       501040        10690         0       9014    1676
Worldcom Inc - Worldcom Group               Equity          98157D304         8589        62692     10220      39038   13434
Flextronics International Ltd               Equity          Y2573F102       265929        32470     17400      14870     200
                                                                       ------------------------------------------------------
                                                                       $52,733,269    2,507,805   702,967  1,100,559 704,279
                                                                       ======================================================



                                                                               VOTING AUTHORITY (8)
                                                   OTHER             -----------------------------------
                NAME OF ISSUER (1)               MANAGERS (7)        SOLE           SHARED         OTHER

Texas Instruments Inc                                                 1575               0         9685
Thai Fund, Inc.                                                          0               0        10414
Tyco International Ltd.                                               4600             100        26725
Ultralife Batteries Inc                                                  0               0        50000
Vectren Corp                                                          2997               0         8709
Verizon Communications                                                 905               0        11823
Wal-Mart Stores Inc                                                   1875               0        11281
Walgreen CO                                                           5550             100        58482
Wellpoint Health Networks Inc Class A                                  470             100         4008
Wells Fargo & CO New                                                  2204               0         8486
Worldcom Inc - Worldcom Group                                         4130             200        58362
Flextronics International Ltd                                         6950               0        25520
                                                                ----------------------------------------
                                                                   263,493           4,125    2,240,187
                                                                ========================================